COMMITMENTS (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2025	Mar. 31, 2025	Mar. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Commitment balance			$ 320,069
Years 1 Through 10 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Revenue description	Years 1 through 10 of the Spatial Domain Program: Cyberlab shall be entitled to retain Five Percent (5%) of all gross revenue from the Spatial Domain Program, while VERSES shall retain the remaining Ninety-Five Percent (95%) to allocate between itself and other Spatial Domain Program stakeholders (e.g., registries, registrars, etc.) as it sees fit.	Years 1 through 10 of the Spatial Domain Program: Cyberlab shall be entitled to retain Five Percent (5%) of all gross revenue from the Spatial Domain Program, while VERSES shall retain the remaining Ninety-Five Percent (95%) to allocate between itself and other Spatial Domain Program stakeholders (e.g., registries, registrars, etc.) as it sees fit.
Years 11 Through 14 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Revenue description	Years 11 through 14 of the Spatial Domain Program: Cyberlab shall be entitled to retain Four Percent (4%) of all gross revenue from the Spatial Domain Program, while VERSES shall retain the remaining Ninety-Six Percent (96%).	Years 11 through 14 of the Spatial Domain Program: Cyberlab shall be entitled to retain Four Percent (4%) of all gross revenue from the Spatial Domain Program, while VERSES shall retain the remaining Ninety-Six Percent (96%).
Years 15 Through 17 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Revenue description	Years 15 through 17 of the Spatial Domain Program: Cyberlab shall be entitled to retain Three Percent (3%) of all gross revenue from the Spatial Domain Program, while VERSES shall retain the remaining Ninety-Seven Percent (97%).	Years 15 through 17 of the Spatial Domain Program: Cyberlab shall be entitled to retain Three Percent (3%) of all gross revenue from the Spatial Domain Program, while VERSES shall retain the remaining Ninety-Seven Percent (97%).
Years 18 and 19 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Revenue description	Years 18 and 19 of the Spatial Domain Program: Cyberlab shall be entitled to retain Two Percent (2%) of all gross revenue from the Spatial Domain Program, while VERSES shall retain the remaining Ninety-Eight Percent (98%).	Years 18 and 19 of the Spatial Domain Program: Cyberlab shall be entitled to retain Two Percent (2%) of all gross revenue from the Spatial Domain Program, while VERSES shall retain the remaining Ninety-Eight Percent (98%).
Years 20 to 25 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Revenue description	Years 20 to 25 of the Spatial Domain Program: Cyberlab shall be entitled to retain One Percent (1%) of all gross revenue from the Spatial Domain Program, while VERSES shall retain the remaining Ninety-Nine Percent (99%).	Years 20 to 25 of the Spatial Domain Program: Cyberlab shall be entitled to retain One Percent (1%) of all gross revenue from the Spatial Domain Program, while VERSES shall retain the remaining Ninety-Nine Percent (99%).
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Revenue description	RSUs or DSUs, of which 37,510 stock options is for the new Board of Directors member, David Scott, 33,000 is for Hari Thiruvengada (Chief Technology Officer), 33,000 is for James Hendrickson (President and Chief Operating Officer), and 1,481 RSUs to Expansion Project Technologies Holding 9 SPV RSC Ltd in connection with CAD$400,000 in revenues derived by Verses from the commercial agreements it enters into with affiliates of G42.